Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands															1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 13, 2015	Jul. 31, 2015	Jul. 09, 2015	May. 22, 2015	Apr. 30, 2015	Apr. 22, 2015	Mar. 19, 2015	Feb. 19, 2015	Jan. 30, 2015	May. 22, 2014	Apr. 30, 2014	Apr. 29, 2014	Feb. 05, 2014	Jan. 30, 2014	Aug. 29, 2014	Jan. 17, 2014	Apr. 30, 2015	Apr. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jun. 01, 2014	May. 30, 2014	Aug. 08, 2013
Common dividends paid, per share								$ 0.06											$ 0.06	$ 0.05
Common dividends declared, per share							$ 0.06												$ 0.06	$ 0.05
Common dividends paid															$ 4,231					$ 4,152
Authorized share capital																						$ 200,000	$ 100,000
Common Stock - shares authorized																			185,000,000		185,000,000	185,000,000	85,000,000
Common shares - par value																			$ 1		$ 1	$ 1	$ 1
Preferred Shares - shares authorized																			15,000,000		15,000,000	15,000,000	15,000,000
Preferred Shares - par value																			$ 1		$ 1	$ 1	$ 1
Preferred Class B Shares
Preferred stock - dividend paid					$ 0.05				$ 0.05		$ 0.05			$ 0.05
Dividends paid on preferred shares																	$ 2,000	$ 2,000
Dividend rate percentage																			8.00%
Dividend declared			$ 0.5
Dividends per share declared - payment date			Jul. 30, 2015
Preferred Class C Shares
Preferred stock - dividend paid					$ 0.55469				$ 0.55469		$ 0.55469			$ 0.73958
Dividends paid on preferred shares											$ 1,109			$ 1,480			$ 2,219
Dividend rate percentage																			8.875%
Dividend declared			$ 0.55469
Dividends per share declared - payment date			Jul. 30, 2015
Preferred Class D Shares
Dividend rate percentage																			8.75%
Dividend declared	$ 0.72309
Dividends per share declared - payment date	Aug. 28, 2015
Dividends per share declared - record date	Aug. 25, 2015
Shares offered						3,400,000
Preferred Shares - par value						$ 1
Liquidation preference, per share						$ 25
Net proceeds from issuance of preferred shares						$ 81,798
Common Stock
Dividend declared		$ 0.06		$ 0.06
Dividends per share declared - payment date		Dec. 15, 2015		Sep. 10, 2015
Dividends per share declared - record date		Dec. 09, 2015		Sep. 03, 2015
Shares offered												11,000,000	12,995,000
Common shares issued, price per share												$ 7.30	$ 6.65
Net proceeds from offering												$ 76,419	$ 81,952
Distribution Agency Agreement | Common Stock
Shares offered																1,077,847
Net proceeds from offering																$ 7,124
Maximum number of shares issuable under distribution agency agreement																								4,000,000
Common shares - par value																								$ 1
Underwriters over-allotment option | Common Stock
Shares offered										1,650,000			1,695,000
Net proceeds from offering										$ 11,503